Commitments and Contingencies (Tables)	12 Months Ended
May 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Non-Cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases were as follows on May 31, 2014:

US$
Years ending May 31:
2015	103,372
2016	119,173
2017	73,285
2018	50,300
2019	35,518
Thereafter	55,318

436,966

Future Minimum Capital Commitments under Non-Cancelable Construction

As of May 31, 2014, future minimum capital commitments under non-cancelable construction were as follows:

US$
Capital commitment for the purchase of property and equipment	698
Capital commitment for leasehold improvements	2,226

2,924